Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)			12 Months Ended
	Nov. 06, 2025	Mar. 14, 2025	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)
Product Information [Line Items]
Operating income loss including non-cash charges				$ 48,300,000
Cash and cash equivalents			$ 6,779,040	2,324,647
Net working capital				5,700,000
Operating loss			5,399,210	7,091,486
Cash used in operating activities			3,417,700	(430,477)
Equity line of credit			$ 150,000,000
Reverse stock split	2-for-1 and 12-for-1	1-for-20
Number of reportable segments | Integer			1
Federal deposit insurance corporation coverage limit			$ 300,000
Excess of FDIC coverage			6,500,000	2,000,000.0
Accounts receivable			$ 1,000,000.0	$ 1,000,000.0
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Commercial Alliance Agreement [Member]
Product Information [Line Items]
Concentration Risk, Percentage			97.00%	87.80%
Minimum [Member]
Product Information [Line Items]
PCCU's loan portfolio percentage			35.00%
Maximum [Member]
Product Information [Line Items]
PCCU's loan portfolio percentage			65.00%